Fair Value Measurements - Change in the Fair Value of the Warrant Liabilities (Details) - USD ($)	8 Months Ended	9 Months Ended
	Dec. 31, 2021	Sep. 30, 2022
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Fair Value Adjustment of Warrants
Public Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation
Fair value as of beginning balance	$ 10,614,500	$ 4,600,000
Change in valuation inputs or other assumption	(6,014,500)	(4,025,000)
Fair value as of Ending balance	4,600,000	575,000
Private Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation
Fair value as of beginning balance	562,449	251,668
Change in valuation inputs or other assumption	(281,517)
Fair value as of Ending balance	251,668
Warrant Liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation
Fair value as of beginning balance	11,176,949	4,851,668
Change in valuation inputs or other assumption	(6,325,281)	(4,243,893)
Fair value as of Ending balance	$ 4,851,668	$ 607,775